Restricted Net Assets	12 Months Ended
Dec. 31, 2022
Restricted Asset Disclosure [Abstract]
Restricted Net Assets
21.
RESTRICTED NET ASSETS

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the general reserve fund and the statutory surplus fund respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB797.8 million (US$115.7 million) of the Company’s total consolidated net assets as of December 31, 2022. In accordance with Rule 4-08(e)(3) of Regulation S-X, the parent company only condensed financial information is disclosed in Note 23.